Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net loss	$ (399)	$ (1,672)
Foreign currency translation adjustment (loss) gain	(31)	16
Total comprehensive loss	$ (430)	$ (1,656)